Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Activity [Abstract]
Options outstanding, beginning (in Shares)	1,572,451	1,838,759	1,838,759
Weighted Average Fair Value, beginning	$ 0.02	$ 0.02	$ 0.02
Weighted Average Exercise Price, beginning	$ 0.02	$ 0.02	$ 0.02
Weighted Average Remaining Years, beginning	7 years 1 month 20 days		8 years 2 months 19 days
Intrinsic Value, beginning (in Dollars)	$ 670,451	$ 5,756,797	$ 5,756,797
Options, Granted (in Shares)
Weighted Average Fair Value, Granted
Weighted Average Exercise Price, Granted
Options, Exercised (in Shares)	1,647		144,712
Weighted Average Fair Value, Exercised	$ 0.02		$ 0.04
Weighted Average Exercise Price, Exercised	$ 0.02		$ 0.03
Options, Forfeited (in Shares)	808		121,596
Weighted Average Fair Value, Forfeited	$ 0.02		$ 0.03
Weighted Average Exercise Price, Forfeited	$ 0.02		$ 0.03
Options outstanding, ending (in Shares)			1,572,451	1,838,759
Weighted Average Fair Value, ending			$ 0.02	$ 0.02
Weighted Average Exercise Price, ending			$ 0.02	$ 0.02
Weighted Average Remaining Years, ending	6 years 10 months 24 days		7 years 1 month 20 days
Intrinsic Value, ending (in Dollars)	$ 670,451		$ 670,451	$ 5,756,797
Options vested and exercisable (in Shares)	1,105,080		965,454
Weighted Average Fair Value, Options vested and exercisable	$ 0.02		$ 0.02
Weighted Average Exercise Price, Options vested and exercisable	$ 0.02		$ 0.02
Weighted Average Remaining Years, Options vested and exercisable	6 years 8 months 26 days		6 years 11 months 19 days
Intrinsic Value, Options vested and exercisable (in Dollars)	$ 562,066		$ 411,741